EPS (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2023
Earnings Per Share [Abstract]
Antidilutive earning per shares			0
Potential ordinary shares	0	0